Share-based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	83,391,284	56,914,000	54,760,000
Number of Options and Shares, Granted	579,600	36,987,700	4,224,000
Number of Options and Shares, Forfeited	(3,832,800)	(4,106,000)	(2,070,000)
Number of Options and Shares, Exercised	(5,801,840)	(6,404,416)
Number of Options and Shares Outstanding, Ending balance	74,336,244	83,391,284	56,914,000	54,760,000
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10
Weighted average exercise price, Granted	0.10	0.10	0.10
Weighted average exercise price, Exercised	0.10	0.10
Weighted average exercise price, Forfeited	0.10	0.10	0.10
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted average remaining contractual life (in years)	5 years 6 months 21 days	6 years 8 months 12 days	5 years 11 months 12 days	6 years 8 months 23 days
Aggregate intrinsic value, Outstanding	$ 750,796	$ 1,330,091	$ 814,724	$ 73,926
Number of Options Outstanding, Vested and expected	71,370,113	79,915,157
Weighted average exercise price, Vested and expected	$ 0.10	$ 0.10
Weighted average remaining contractual life , Vested and expected (in years)	5 years 5 months 15 days	6 years 7 months 6 days
Aggregate intrinsic value, Vested and expected	$ 720,838	$ 1,274,647
Number of Options Outstanding, Exercisable	46,292,444	40,251,584
Weighted average exercise price, Exercisable	$ 0.10	$ 0.10
Weighted average remaining contractual life , Exercisable (in years)	4 years 21 days	4 years 6 months 18 days
Aggregate intrinsic value, Exercisable	$ 467,554	$ 642,013
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	108,557,400
Number of Options and Shares, Granted		108,557,400
Number of Options and Shares Outstanding, Ending balance	108,557,400	108,557,400
Weighted average exercise price, Outstanding	$ 14.63
Weighted average exercise price, Granted		$ 14.63
Weighted average exercise price, Outstanding	$ 14.63	$ 14.63
Weighted average remaining contractual life (in years)	8 years 2 months 8 days	9 years 2 months 8 days